Convertible Notes - Narrative (Details) $ in Thousands, € in Millions			12 Months Ended
	Apr. 17, 2020 USD ($) shares	Aug. 28, 2019 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 17, 2020 EUR (€)	Aug. 28, 2019 EUR (€)
Debt Instrument, Redemption [Line Items]
Fair value change of convertible notes			$ (1,771)	$ (1,139)
Fair value of convertible notes				$ 21,100
Convertible B preferred stock
Debt Instrument, Redemption [Line Items]
Conversion of notes into B convertible preferred shares (in shares) | shares	1,723,263	710,621
Convertible Debt
Debt Instrument, Redemption [Line Items]
Convertible notes, face amount	$ 18,400	$ 18,400			€ 15.0	€ 15.0
Convertible notes payable
Debt Instrument, Redemption [Line Items]
Convertible notes interest (in percentage)		3.00%				3.00%
Convertible notes, discount of per share price (in percentage)		15.00%				15.00%